Federated Hermes Max-Cap Index Fund
Portfolio of Investments
January 31, 2024 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—98.3%
		Communication Services—8.7%
29,670	[2]	Alphabet, Inc., Class A	$ 4,156,767
24,982	[2]	Alphabet, Inc., Class C	3,542,448
36,859		AT&T, Inc.	652,036
512	[2]	Charter Communications, Inc.	189,803
20,056		Comcast Corp., Class A	933,406
1,083		Electronic Arts, Inc.	148,999
907		Fox Corp., Class A	29,296
306		Fox Corp., Class B	9,183
622	[2]	Live Nation Entertainment, Inc.	55,265
4,229	[2]	Match Group, Inc.	162,309
11,397	[2]	Meta Platforms, Inc.	4,446,426
2,147	[2]	Netflix, Inc.	1,211,144
1,040		Omnicom Group, Inc.	93,995
670	[2]	Take-Two Interactive Software, Inc.	110,503
2,418		T-Mobile USA, Inc.	389,854
20,500		Verizon Communications, Inc.	868,175
9,256		Walt Disney Co.	889,039
19,030	[2]	Warner Bros. Discovery, Inc.	190,681
		TOTAL	18,079,329
		Consumer Discretionary—10.2%
1,501	[2]	Airbnb, Inc.	216,354
46,149	[2]	Amazon.com, Inc.	7,162,325
2,530	[2]	Aptiv PLC	205,765
96	[2]	AutoZone, Inc.	265,164
1,612		Bath & Body Works, Inc.	68,768
1,224		Best Buy Co., Inc.	88,728
203	[2]	Booking Holdings, Inc.	712,016
622		BorgWarner, Inc.	21,086
873	[2]	Caesars Entertainment Corp.	38,299
813	[2]	CarMax, Inc.	57,869
3,983	[2]	Carnival Corp.	66,038
138	[2]	Chipotle Mexican Grill, Inc.	332,410
1,378		D. R. Horton, Inc.	196,930
480		Darden Restaurants, Inc.	78,038
125		Domino’s Pizza, Inc.	53,277
2,568		eBay, Inc.	105,468
837	[2]	Etsy, Inc.	55,711
532	[2]	Expedia Group, Inc.	78,912
11,462		Ford Motor Co.	134,335
608		Garmin Ltd.	72,650
7,322		General Motors Co.	284,094
788		Genuine Parts Co.	110,501
1,039		Hasbro, Inc.	50,859
1,395		Hilton Worldwide Holdings, Inc.	266,389
5,057		Home Depot, Inc.	1,784,919
3,884		Las Vegas Sands Corp.	190,005
1,123		Lennar Corp., Class A	168,282

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
3,463		LKQ Corp.	$ 161,618
2,447		Lowe’s Cos., Inc.	520,819
578	[2]	Lululemon Athletica, Inc.	262,308
784		Marriott International, Inc., Class A	187,948
3,696		McDonald’s Corp.	1,081,893
1,711		MGM Resorts International	74,206
1,201	[2]	Mohawk Industries, Inc.	125,204
5,302		Nike, Inc., Class B	538,312
1,995	[2]	Norwegian Cruise Line Holdings Ltd.	35,511
13	[2]	NVR, Inc.	91,979
192	[2]	O’Reilly Automotive, Inc.	196,426
143		Pool Corp.	53,089
2,023		Pulte Group, Inc.	211,525
59		Ralph Lauren Corp.	8,477
1,546		Ross Stores, Inc.	216,873
1,995	[2]	Royal Caribbean Cruises, Ltd.	254,362
5,916		Starbucks Corp.	550,365
968		Tapestry, Inc.	37,549
13,909	[2]	Tesla, Inc.	2,605,017
6,823		TJX Cos., Inc.	647,571
494		Tractor Supply Co.	110,952
46	[2]	Ulta Beauty, Inc.	23,094
436		Whirlpool Corp.	47,751
435		Wynn Resorts Ltd.	41,077
646		Yum! Brands, Inc.	83,651
		TOTAL	21,032,769
		Consumer Staples—6.1%
8,374		Altria Group, Inc.	335,965
1,371		Archer-Daniels-Midland Co.	76,200
538		Bunge Global SA	47,392
536		Campbell Soup Co.	23,922
1,015		Church and Dwight, Inc.	101,348
1,317		Clorox Co.	191,294
3,858		Colgate-Palmolive Co.	324,844
1,728		Conagra Brands, Inc.	50,371
1,219		Constellation Brands, Inc., Class A	298,752
2,245		Costco Wholesale Corp.	1,560,006
341		Dollar General Corp.	45,036
1,185	[2]	Dollar Tree, Inc.	154,785
483		Estee Lauder Cos., Inc., Class A	63,751
3,206		General Mills, Inc.	208,101
856		Hershey Foods Corp.	165,670
2,069		Hormel Foods Corp.	62,836
958		Kellanova	52,460
9,560		Kenvue, Inc.	198,466
4,420		Keurig Dr Pepper, Inc.	138,965
1,526		Kimberly-Clark Corp.	184,600
3,451		Kraft Heinz Co./The	128,136
2,855		Kroger Co.	131,730
2,708		McCormick & Co., Inc.	184,577
2,497		Molson Coors Beverage Company, Class B	154,290
6,661		Mondelez International, Inc.	501,373

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Staples—continued
5,477	[2]	Monster Beverage Corp.	$ 301,345
6,993		PepsiCo, Inc.	1,178,530
7,973		Philip Morris International, Inc.	724,347
11,923		Procter & Gamble Co.	1,873,580
578		Smucker (J.M.) Co.	76,036
2,788		Sysco Corp.	225,633
3,010		Target Corp.	418,631
19,794		The Coca-Cola Co.	1,177,545
3,360		Walgreens Boots Alliance, Inc.	75,835
7,098		WalMart, Inc.	1,172,944
		TOTAL	12,609,296
		Energy—3.7%
4,441		Baker Hughes a GE Co. LLC	126,569
8,119		Chevron Corp.	1,196,984
6,110		ConocoPhillips	683,526
7,636		Coterra Energy, Inc., Class A	189,984
5,406		Devon Energy Corp.	227,160
249		Diamondback Energy, Inc.	38,281
3,081		EOG Resources, Inc.	350,587
1,547		EQT Corp.	54,764
19,056		Exxon Mobil Corp.	1,959,147
3,924		Halliburton Co.	139,891
1,521		Hess Corp.	213,746
8,550		Kinder Morgan, Inc.	144,666
3,612		Marathon Oil Corp.	82,534
2,555		Marathon Petroleum Corp.	423,108
2,965		Occidental Petroleum Corp.	170,695
2,945		ONEOK, Inc.	200,996
2,962		Phillips 66	427,446
1,162		Pioneer Natural Resources, Inc.	267,063
7,016		Schlumberger Ltd.	341,679
1,022		Targa Resources, Inc.	86,829
1,549		Valero Energy Corp.	215,156
5,512		Williams Cos., Inc.	191,046
		TOTAL	7,731,857
		Financials—12.9%
3,878		Aflac, Inc.	327,071
597		Allstate Corp.	92,684
2,946		American Express Co.	591,380
3,213		American International Group, Inc.	223,336
528		Ameriprise Financial, Inc.	204,246
1,064		Aon PLC	317,530
1,601	[2]	Arch Capital Group Ltd.	131,970
866		Assurant, Inc.	145,445
31,511		Bank of America Corp.	1,071,689
5,765		Bank of New York Mellon Corp.	319,727
1,139		Berkley, W. R. Corp.	93,261
9,154	[2]	Berkshire Hathaway, Inc., Class B	3,512,756
577		BlackRock, Inc.	446,777
2,782		Blackstone, Inc.	346,220
906		Brown & Brown	70,269
1,751		Capital One Financial Corp.	236,945

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
1,103		Cboe Global Markets, Inc.	$ 202,787
6,046		Charles Schwab Corp.	380,414
1,950		Chubb Ltd.	477,750
11,543		Citigroup, Inc.	648,370
5,278		Citizens Financial Group, Inc.	172,591
2,272		CME Group, Inc.	467,669
1,008		Comerica, Inc.	53,001
2,170		Discover Financial Services	228,978
162		Everest Group Ltd.	62,365
146		FactSet Research Systems	69,484
3,291		Fidelity National Information Services, Inc.	204,898
3,070		Fifth Third Bancorp	105,117
3,735	[2]	Fiserv, Inc.	529,884
288	[2]	FleetCor Technologies, Inc.	83,500
735		Franklin Resources, Inc.	19,573
643		Gallagher (Arthur J.) & Co.	149,279
1,144		Global Payments, Inc.	152,415
267		Globe Life, Inc.	32,793
1,682		Goldman Sachs Group, Inc.	645,905
2,737		Hartford Financial Services Group, Inc.	238,010
5,738		Huntington Bancshares, Inc.	73,045
2,059		Intercontinental Exchange, Inc.	262,172
1,121		Invesco Ltd.	17,745
14,475		JPMorgan Chase & Co.	2,523,861
627		Loews Corp.	45,683
1,513		M&T Bank Corp.	208,945
2,434		Marsh & McLennan Cos., Inc.	471,807
4,188		Mastercard, Inc.	1,881,375
3,405		MetLife, Inc.	236,035
736		Moody’s Corp.	288,541
6,538		Morgan Stanley	570,375
432		MSCI, Inc., Class A	258,604
2,055		NASDAQ, Inc.	118,717
805		Northern Trust Corp.	64,110
5,712	[2]	PayPal Holdings, Inc.	350,431
1,863		PNC Financial Services Group, Inc.	281,704
2,797		Progressive Corp., OH	498,565
1,994		Prudential Financial, Inc.	209,230
873		Raymond James Financial, Inc.	96,187
5,662		Regions Financial Corp.	105,710
1,581		S&P Global, Inc.	708,841
2,804		State Street Corp.	207,131
4,695		Synchrony Financial	182,495
194		T. Rowe Price Group, Inc.	21,039
1,034		The Travelers Cos., Inc.	218,546
6,143		Truist Financial Corp.	227,660
5,600		U.S. Bancorp	232,624
8,048		Visa, Inc., Class A	2,199,197
18,005		Wells Fargo & Co.	903,491
933		Willis Towers Watson PLC	229,798
645		Zions Bancorporation, N.A.	27,026
		TOTAL	26,776,779

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—12.6%
7,766		Abbott Laboratories	$ 878,723
9,469		AbbVie, Inc.	1,556,704
1,607		Agilent Technologies, Inc.	209,071
742	[2]	Align Technology, Inc.	198,351
2,647		Amgen, Inc.	831,846
600	[2]	ArriVent Biopharma, Inc.	12,930
1,534		Becton Dickinson & Co.	366,335
725	[2]	Biogen, Inc.	178,828
168	[2]	Bio-Rad Laboratories, Inc., Class A	53,909
6,970	[2]	Boston Scientific Corp.	440,922
12,100		Bristol-Myers Squibb Co.	591,327
2,197		Cardinal Health, Inc.	239,890
1,030	[2]	Catalent, Inc.	53,189
735		Cencora, Inc.	171,020
2,409	[2]	Centene Corp.	181,422
253	[2]	Charles River Laboratories International, Inc.	54,719
194		Cooper Cos., Inc.	72,368
5,093		CVS Health Corp.	378,766
3,375		Danaher Corp.	809,696
1,194	[2]	Davita, Inc.	129,143
1,016		Dentsply Sirona, Inc.	35,306
2,737	[2]	Dexcom, Inc.	332,135
1,759	[2]	Edwards Lifesciences Corp.	138,029
1,134		Elevance Health, Inc.	559,561
3,953		Eli Lilly & Co.	2,552,096
1,996		GE HealthCare Technologies, Inc.	146,427
6,226		Gilead Sciences, Inc.	487,247
986		HCA Healthcare, Inc.	300,631
390	[2]	Henry Schein, Inc.	29,188
1,355	[2]	Hologic, Inc.	100,866
827		Humana, Inc.	312,656
451	[2]	IDEXX Laboratories, Inc.	232,301
1,548	[2]	Illumina, Inc.	221,379
620	[2]	Incyte Genomics, Inc.	36,437
445	[2]	Insulet Corp.	84,937
1,821	[2]	Intuitive Surgical, Inc.	688,739
869	[2]	IQVIA Holdings, Inc.	180,952
12,165		Johnson & Johnson	1,933,018
336		Laboratory Corp. of America Holdings	74,693
621		McKesson Corp.	310,432
5,466		Medtronic PLC	478,494
13,608		Merck & Co., Inc.	1,643,574
125	[2]	Mettler-Toledo International, Inc.	149,649
774	[2]	Moderna, Inc.	78,213
556	[2]	Molina Healthcare, Inc.	198,181
28,995		Pfizer, Inc.	785,185
418		Quest Diagnostics, Inc.	53,684
521	[2]	Regeneron Pharmaceuticals, Inc.	491,188
162		ResMed, Inc.	30,812
440		STERIS PLC	96,338
1,757		Stryker Corp.	589,438
221		Teleflex, Inc.	53,665

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
1,795		The Cigna Group	$ 540,205
1,970		Thermo Fisher Scientific, Inc.	1,061,791
4,588		UnitedHealth Group, Inc.	2,347,863
1,532	[2]	Vertex Pharmaceuticals, Inc.	663,938
4,092		Viatris, Inc.	48,163
334		West Pharmaceutical Services, Inc.	124,592
1,151		Zimmer Biomet Holdings, Inc.	144,566
2,197		Zoetis, Inc.	412,619
		TOTAL	26,158,347
		Industrials—8.3%
3,688		3M Co.	347,963
272		Allegion PLC	33,698
4,114	[2]	American Airlines Group, Inc.	58,542
1,077		Ametek, Inc.	174,528
1,637		Automatic Data Processing, Inc.	402,342
339	[2]	Axon Enterprise, Inc.	84,431
2,846	[2]	Boeing Co.	600,620
1,100		Broadridge Financial Solutions	224,620
1,206	[2]	Builders Firstsource, Inc.	209,518
1,748		C.H. Robinson Worldwide, Inc.	146,989
4,533		Carrier Global Corp.	248,000
2,621		Caterpillar, Inc.	787,113
711	[2]	Ceridian HCM Holding, Inc.	49,429
257		Cintas Corp.	155,374
3,966	[2]	Copart, Inc.	190,527
6,954		CSX Corp.	248,258
789		Cummins, Inc.	188,808
1,390		Deere & Co.	547,076
2,751		Delta Air Lines, Inc.	107,674
572		Dover Corp.	85,674
2,022		Eaton Corp. PLC	497,574
1,825		Emerson Electric Co.	167,407
697		Equifax, Inc.	170,305
1,529		Expeditors International Washington, Inc.	193,159
2,549		Fastenal Co.	173,918
1,086		FedEx Corp.	262,041
1,486		Fortive Corp.	116,175
461	[2]	Generac Holdings, Inc.	52,402
738		General Dynamics Corp.	195,563
6,259		General Electric Co.	828,817
2,810		Honeywell International, Inc.	568,351
1,978		Howmet Aerospace, Inc.	111,282
208		Hubbell, Inc.	69,799
476		Hunt (J.B.) Transportation Services, Inc.	95,666
586		Huntington Ingalls Industries, Inc.	151,727
470		IDEX Corp.	99,405
987		Illinois Tool Works, Inc.	257,508
1,761		Ingersoll-Rand, Inc.	140,633
476		Jacobs Solutions, Inc.	64,151
1,571		Johnson Controls International PLC	82,776
468		L3Harris Technologies, Inc.	97,541
505		Leidos Holdings, Inc.	55,787

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
1,149		Lockheed Martin Corp.	$ 493,392
837		Masco Corp.	56,322
350		Nordson Corp.	88,102
707		Norfolk Southern Corp.	166,315
495		Northrop Grumman Corp.	221,146
499		Old Dominion Freight Lines, Inc.	195,119
2,265		Otis Worldwide Corp.	200,317
3,650		PACCAR, Inc.	366,424
599		Parker-Hannifin Corp.	278,236
1,764		Paychex, Inc.	214,732
343		Paycom Software, Inc.	65,252
2,197		Pentair PLC	160,754
806		Quanta Services, Inc.	156,404
966		Republic Services, Inc.	165,302
1,673		Robert Half, Inc.	133,070
638		Rockwell Automation, Inc.	161,593
1,445		Rollins, Inc.	62,583
5,980		RTX Corp	544,898
1,844		Smith (A.O.) Corp.	143,113
195		Snap-On, Inc.	56,536
1,743		Stanley Black & Decker, Inc.	162,622
731		Textron, Inc.	61,923
1,059		Trane Technologies PLC	266,921
377		Transdigm Group, Inc.	411,940
9,974	[2]	Uber Technologies, Inc.	651,003
3,130		Union Pacific Corp.	763,501
1,186	[2]	United Airlines Holdings, Inc.	49,077
3,739		United Parcel Service, Inc.	530,564
165		United Rentals, Inc.	103,191
993		Veralto Corp.	76,153
1,146		Verisk Analytics, Inc.	276,793
197		W.W. Grainger, Inc.	176,441
733		Wabtec Corp.	96,441
1,272		Waste Management, Inc.	236,121
1,384		Xylem, Inc.	155,617
		TOTAL	17,291,089
		Information Technology—29.0%
3,196		Accenture PLC	1,162,960
2,252	[2]	Adobe, Inc.	1,391,241
7,507	[2]	Advanced Micro Devices, Inc.	1,258,849
587	[2]	Akamai Technologies, Inc.	72,336
2,820		Amphenol Corp., Class A	285,102
2,393		Analog Devices, Inc.	460,317
369	[2]	Ansys, Inc.	120,969
72,609		Apple, Inc.	13,389,100
4,796		Applied Materials, Inc.	787,983
1,174	[2]	Arista Networks, Inc.	303,690
1,480	[2]	Autodesk, Inc.	375,639
2,177		Broadcom, Inc.	2,568,860
1,389	[2]	Cadence Design Systems, Inc.	400,671
580		CDW Corp.	131,498
22,260		Cisco Systems, Inc.	1,117,007

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
1,181		Cognizant Technology Solutions Corp.	$ 91,079
599		Corning, Inc.	19,462
848	[2]	Enphase Energy, Inc.	88,302
357	[2]	EPAM Systems, Inc.	99,285
859	[2]	F5, Inc.	157,798
36	[2]	Fair Isaac & Co., Inc.	43,158
4,924	[2]	Fortinet, Inc.	317,549
172	[2]	Gartner, Inc., Class A	78,680
3,683		Gen Digital, Inc.	86,477
12,223		Hewlett Packard Enterprise Co.	186,890
4,990		HP, Inc.	143,263
4,673		IBM Corp.	858,243
20,645		Intel Corp.	889,387
1,434		Intuit, Inc.	905,327
495		Jabil, Inc.	62,019
4,309		Juniper Networks, Inc.	159,261
1,013	[2]	Keysight Technologies, Inc.	155,252
646		KLA Corp.	383,750
633		Lam Research Corp.	522,333
2,680		Microchip Technology, Inc.	228,282
5,479		Micron Technology, Inc.	469,824
36,961		Microsoft Corp.	14,694,954
271		Monolithic Power Systems	163,337
767		Motorola Solutions, Inc.	245,056
822		NetApp, Inc.	71,678
12,557		NVIDIA Corp.	7,725,945
1,355		NXP Semiconductors NV	285,322
1,005	[2]	ON Semiconductor Corp.	71,486
8,009		Oracle Corp.	894,605
1,884	[2]	Palo Alto Networks, Inc.	637,753
479	[2]	PTC, Inc.	86,531
311	[2]	Qorvo, Inc.	31,019
6,266		Qualcomm, Inc.	930,564
350		Roper Technologies, Inc.	187,950
5,251	[2]	Salesforce, Inc.	1,476,004
803		Seagate Technology Holdings PLC	68,801
1,021	[2]	ServiceNow, Inc.	781,473
1,671		Skyworks Solutions, Inc.	174,553
770	[2]	Synopsys, Inc.	410,679
1,692		TE Connectivity Ltd.	240,585
229	[2]	Teledyne Technologies, Inc.	95,830
953		Teradyne, Inc.	92,050
3,955		Texas Instruments, Inc.	633,275
1,627	[2]	Trimble, Inc.	82,749
162	[2]	Tyler Technologies, Inc.	68,486
350	[2]	Verisign, Inc.	69,608
		TOTAL	59,992,136
		Materials—2.2%
745		Air Products & Chemicals, Inc.	190,504
5,187		Amcor PLC	48,913
303		Avery Dennison Corp.	60,433
3,252		Ball Corp.	180,323

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
370		Celanese Corp.	$ 54,127
1,094		CF Industries Holdings, Inc.	82,608
1,395		Corteva, Inc.	63,445
3,873		Dow, Inc	207,593
1,970		DuPont de Nemours, Inc.	121,746
372		Eastman Chemical Co.	31,081
1,773		Ecolab, Inc.	351,444
4,810		Freeport-McMoRan, Inc.	190,909
1,029		International Flavors & Fragrances, Inc.	83,020
1,204		International Paper Co.	43,139
2,473		Linde PLC	1,001,145
2,329		LyondellBasell Industries N.V.	219,205
269		Martin Marietta Materials	136,765
2,169		Mosaic Co./The	66,610
6,245		Newmont Corp.	215,515
1,809		Nucor Corp.	338,156
1,040		Packaging Corp. of America	172,515
1,102		PPG Industries, Inc.	155,426
1,242		Sherwin-Williams Co.	378,040
594		Steel Dynamics, Inc.	71,690
576		Vulcan Materials Co.	130,182
823		WestRock Co.	33,134
		TOTAL	4,627,668
		Real Estate—2.4%
45		Alexandria Real Estate Equities, Inc.	5,441
2,425		American Tower Corp.	474,451
814		Avalonbay Communities, Inc.	145,714
2,080		Boston Properties, Inc.	138,320
729		Camden Property Trust	68,409
1,742	[2]	CBRE Group, Inc.	150,352
2,267	[2]	CoStar Group, Inc.	189,249
2,343		Crown Castle, Inc.	253,630
1,365		Digital Realty Trust, Inc.	191,728
445		Equinix, Inc.	369,248
2,046		Equity Residential Properties Trust	123,149
416		Extra Space Storage, Inc.	60,087
1,293		Federal Realty Investment Trust	131,537
3,721		Healthpeak Properties, Inc.	68,838
2,509		Host Hotels & Resorts, Inc.	48,223
3,195		Invitation Homes, Inc.	105,211
1,171		Iron Mountain, Inc.	79,066
3,977		Kimco Realty Corp.	80,335
727		Mid-American Apartment Communities, Inc.	91,878
3,898		ProLogis, Inc.	493,838
1,132		Public Storage	320,571
2,364		Realty Income Corp.	128,578
655		Regency Centers Corp.	41,049
935		SBA Communications Corp.	209,309
1,767		Simon Property Group, Inc.	244,924
2,030		UDR, Inc.	73,121
2,404		Ventas, Inc.	111,522
2,070		VICI Properties, Inc.	62,348

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
3,846		Welltower, Inc.	$ 332,717
3,067		Weyerhaeuser Co.	100,506
		TOTAL	4,893,349
		Utilities—2.2%
2,636		Ameren Corp.	183,386
1,441		American Electric Power Co., Inc.	112,600
1,121		American Water Works Co., Inc.	139,026
1,601		Atmos Energy Corp.	182,418
2,489		CenterPoint Energy, Inc.	69,543
1,123		CMS Energy Corp.	64,191
1,511		Consolidated Edison Co.	137,350
1,548		Constellation Energy Corp.	188,856
2,169		Dominion Energy, Inc.	99,167
1,100		DTE Energy Co.	115,962
3,653		Duke Energy Corp.	350,067
1,635		Edison International	110,330
2,017		Entergy Corp.	201,216
1,520		Evergy, Inc.	77,170
2,059		EverSource Energy	111,639
5,501		Exelon Corp.	191,490
10,576		NextEra Energy, Inc.	620,071
1,324		NiSource, Inc.	34,384
718		NRG Energy, Inc.	38,083
16,204		P G & E Corp.	273,361
302		Pinnacle West Capital Corp.	20,808
2,953		PPL Corp.	77,369
4,065		Public Service Enterprises Group, Inc.	235,729
1,852		Sempra Energy	132,529
5,731		Southern Co.	398,419
2,748		WEC Energy Group, Inc.	221,928
2,683		Xcel Energy, Inc.	160,631
		TOTAL	4,547,723
		TOTAL COMMON STOCKS (IDENTIFIED COST $49,670,681)	203,740,342
		INVESTMENT COMPANY—1.6%
3,336,552		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.42%[3] (IDENTIFIED COST $3,335,711)	3,337,887
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $53,006,392)	207,078,229
		OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	107,984
		TOTAL NET ASSETS—100%	$207,186,213
At January 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
S&P 500 E-Mini Index Long Futures	14	$3,409,350	March 2024	$71,600
The average notional value of long futures contracts held by the Fund throughout the period was $6,930,816. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Manager or an affiliate of the Manager, during the period ended January 31, 2024, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 10/31/2023	$8,771,701
Purchases at Cost	$7,063,337
Proceeds from Sales	$(12,500,330)
Change in Unrealized Appreciation/Depreciation	$1,074
Net Realized Gain/(Loss)	$2,105
Value as of 1/31/2024	$3,337,887
Shares Held as of 1/31/2024	3,336,552
Dividend Income	$97,403

1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $3,409,350 at January 31, 2024, which represents 1.6% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 500 Index is 99.9%.

2	Non-income-producing security.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Manager”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Manager.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Manager, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Manager’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Manager’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Manager as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Manager is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Manager’s fair value determinations.
The Manager, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Manager and certain of the Manager’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Manager. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Manager’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Manager.
The Manager has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Manager has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Manager. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.